STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)													1 Months Ended																	2 Months Ended	3 Months Ended					11 Months Ended	12 Months Ended
	Apr. 02, 2022	Mar. 25, 2022	Feb. 12, 2022	Nov. 19, 2021	Nov. 12, 2021	Oct. 26, 2021	Oct. 06, 2021	Jul. 06, 2021	Jun. 03, 2021	May 13, 2021	May 06, 2021	Dec. 04, 2020	May 11, 2022	Mar. 31, 2022	Dec. 31, 2021	Oct. 29, 2021	Aug. 30, 2021	Jun. 30, 2021	Jun. 21, 2021	May 21, 2021	May 19, 2021	Apr. 26, 2021	Apr. 15, 2021	Mar. 31, 2021	Feb. 26, 2021	Dec. 31, 2020	Dec. 23, 2020	Oct. 31, 2020	Feb. 29, 2020	Mar. 30, 2022	Mar. 31, 2022	Mar. 30, 2022	Mar. 17, 2022	Mar. 31, 2021	Mar. 31, 2020	Dec. 03, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Apr. 30, 2022	Sep. 30, 2021	Sep. 28, 2021	Jul. 21, 2021	Feb. 25, 2021	Dec. 31, 2019
Class of Stock [Line Items]
Preferred stock, shares authorized														10,000,000	10,000,000																10,000,000						10,000,000
Preferred stock, par value														$ 0.00001	$ 0.00001																$ 0.00001						$ 0.00001
Number of shares of common stock			13,200,000
Number of shares issued, value																																					$ 1,000,000
Number of shares cancelled
Shares redeemed, value																																					$ (215)
Preferred stock, shares issued														517,795																	517,795
Common stock, shares authorized														7,450,000,000	7,450,000,000										7,450,000,000	5,000,000,000					7,450,000,000						7,450,000,000	5,000,000,000	5,000,000,000					5,000,000,000
Common Stock, par or stated value per share														$ 0.00001	$ 0.00001											$ 0.00001					$ 0.00001						$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares, issued														1,317,065,639	1,023,039,433											974,177,443					1,317,065,639						1,023,039,433	974,177,443	974,177,443
Common stock, shares, outstanding														1,317,065,639	1,023,039,433											974,177,443					1,317,065,639						1,023,039,433	974,177,443	974,177,443
Shares issued for acquisition of Tickeri, shares														8,962,036																	13,200,000
Value of shares issued																															$ 190,593			$ 179,675			$ 6,228,594
Number of warrants granted																																					40,925,000	262,725,000
Proceeds from warrant exercises																															$ 2,000,000						$ 4,000,000
Warrant term														1 year 11 months 12 days	2 years 2 months 8 days											1 year 10 months 17 days	1 year				1 year 11 months 12 days						2 years 2 months 8 days	1 year 10 months 17 days	1 year 10 months 17 days
Warrant exercise price														$ 0.33088	$ 0.32627											$ 0.23875	$ 1.00				$ 0.33088						$ 0.32627	$ 0.23875	$ 0.23875
Number of warrant exercise																															10,000,000						20,000,000
Warrants, shares														255,050,000	256,600,000																255,050,000						256,600,000
Stock-based compensation expense																															$ 4,101,329						$ 10,734,833
Number of options granted						630,000																															630,000
Options term						10 years																									9 years 6 months 25 days						9 years 9 months 25 days
Exercisable price						$ 0.70
Shares issued for settlement														4,000,000																	4,000,000
Warrants exercised														10,000,000																	10,000,000
Shares issued for conversion of debt														37,374,170
Shares cancelled														825,000																	825,000
Warrant [Member]
Class of Stock [Line Items]
Warrant expenses															$ 1,146,998																						$ 1,146,998
Stock-based compensation expense																															$ 3,270,349			0			3,765,363	$ 0
Unrecognized stock-based compensation expense														$ 17,411,672	$ 20,682,021																17,411,672						20,682,021
Warrant [Member] | Convertible Note Agreements [Member]
Class of Stock [Line Items]
Number of warrants granted					1,000,000					1,575,000							375,000		1,500,000		1,425,000						112,500
Warrant term					2 years					2 years							2 years		2 years		2 years						2 years
Warrant exercise price										$ 1.00									$ 1.00		$ 1.00						$ 1.00
Debt instrument, conversion price					$ 0.60					$ 1.00							$ 0.90		$ 1.00		$ 1.00						$ 0.60
Debt discount					$ 197,791					$ 540,815							$ 102,486		$ 548,344		$ 464,127
Warrant [Member] | Consulting Agreement [Member]
Class of Stock [Line Items]
Number of shares vested															750,000
Share based expenses																																					$ 2,337,341
Number of warrants granted							6,000,000								2,500,000					25,000,000
Warrant term							4 years								2 years					5 years																	2 years
Fair value of warrants																				$ 19,132,393
Class of Warrant or Right, Date from which Warrants or Rights Exercisable							Sep. 30, 2025
Warrant expenses															$ 168,615																						$ 168,615
Vested by monthly															150,000
Warrant term							The warrants vest as follows: 750,000 per quarter for the quarters ended December 31, 2021, March 31, 2022, June 30, 2022 and September 30, 2022; 1,000,000 upon release of a fully functional cryptocurrency wallet by December 31, 2021, which criteria was satisfied; and 2,000,000 upon the completion of peer-to-peer in the mobile application by March 31, 2022.
Warrant [Member] | Consulting Agreement One [Member]
Class of Stock [Line Items]
Number of shares vested															500,000
Number of warrants granted																				1,500,000
Warrant term																				2 years
Warrant expenses															$ 112,410																						112,410
Vested by monthly															250,000
Subsequent Event [Member]
Class of Stock [Line Items]
Number of shares of common stock	13,200,000																													675,000
Warrant [Member]
Class of Stock [Line Items]
Number of warrants granted																											12,500,000
Proceeds from warrant exercises																												$ 4,000,000
Number of warrant exercise																												20,000,000
Warrant [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Proceeds from warrant exercises																												$ 4,000,000
Number of warrant exercise																												20,000,000
Service Based Grants [Member]
Class of Stock [Line Items]
Value of shares issued																																					19,213,864
Performance Shares [Member]
Class of Stock [Line Items]
Value of shares issued																																					1,468,157
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Stock-based compensation expense																															$ 36,750			$ 0			24,500	$ 0
Services Based Grants [Member]
Class of Stock [Line Items]
Unrecognized stock-based compensation expense															$ 416,496																						$ 416,496
Restricted Stock [Member]
Class of Stock [Line Items]
Shares issued for acquisition of Tickeri, shares																															26,800,000
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Number of shares of common stock			26,800,000
Number of shares issued, value			$ 6,756,000
Number of shares vested
Number of options granted																															26,800,000
Share Based Compensation			26,800,000																												0			0
Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of shares of common stock	26,800,000
Number of shares issued, value	$ 6,756,000
2020 Stock Incentive Plan [Member]
Class of Stock [Line Items]
Number of shares available for grant																																											20,000,000
Tickeri Inc [Member]
Class of Stock [Line Items]
Number of shares of common stock																																						10,000,000
Number of shares issued, value																																						$ 468
Common stock, shares authorized																								10,000,000		10,000,000								10,000,000				10,000,000	10,000,000
Common Stock, par or stated value per share																								$ 0.00001		$ 0.00001								$ 0.00001				$ 0.00001	$ 0.00001
Common stock, shares, issued																								8,500,000		8,500,000								8,500,000				8,500,000	8,500,000
Common stock, shares, outstanding																								8,500,000		8,500,000								8,500,000				8,500,000	8,500,000
Value of shares issued																																			$ 468				$ 468
Common Stock [Member]
Class of Stock [Line Items]
Number of shares of common stock																																					437,500
Conversion of stock, common stock shares issued														220,640,000	79,390,000																220,640,000		49,000,000
Number of shares issued, value																																					$ 4
Number of shares issued																															675,000						18,272,540
Shares redeemed, value
Shares issued for acquisition of Tickeri, shares																																					9,345,794
Value of shares issued																															$ 7						$ 183
Common Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Conversion of stock, common stock shares issued													151,650,000
Common Stock [Member] | Tickeri Inc [Member]
Class of Stock [Line Items]
Number of shares issued																																			8,500,000				8,500,000
Value of shares issued																																			$ 85				$ 85
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Number of shares issued, value																																					999,996
Shares redeemed, value																																					(215)
Value of shares issued																															$ 190,586			$ 179,675			6,228,411
Share based expenses																																					$ 6,066,881
Additional Paid-in Capital [Member] | Tickeri Inc [Member]
Class of Stock [Line Items]
Value of shares issued																																			$ 383				$ 383
Respective Members [Member]
Class of Stock [Line Items]
Membership interests														100.00%	100.00%																100.00%						100.00%
Chief Executive Officer [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, shares, issued																																								198,750
Two Separate Holders [Member] | Warrant [Member]
Class of Stock [Line Items]
Number of warrants granted												250,000,000
Proceeds from warrant exercises												$ 400,000
Warrant term												2 years
Warrant exercise price												$ 0.20
Shareholders [Member] | Tickeri Inc [Member]
Class of Stock [Line Items]
Contributed value for working capital																													$ 25,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized														7,000,000	7,000,000											7,000,000					7,000,000						7,000,000	7,000,000	7,000,000
Preferred stock, par value														$ 0.00001	$ 0.00001											$ 0.00001					$ 0.00001						$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, redemption term																															Subject to certain conditions set forth in the Series A Certificate of Designation, in the event of a Change of Control (defined in the Series A Certificate of Designation as the time at which as a third party not affiliated with the Company or any holders of the Series A Preferred Stock shall have acquired, in one or a series of related transactions, equity securities of the Company representing more than fifty percent 50% of the outstanding voting securities of the Company), the Company, at its option, will have the right to redeem all or a portion of the outstanding Series A Preferred Stock in cash at a price per share of Series A Preferred Stock equal to 100% of the liquidation value.						Subject to certain conditions set forth in the Series A Certificate of Designation, in the event of a Change of Control (defined in the Series A Certificate of Designation as the time at which as a third party not affiliated with the Company or any holders of the Series A Preferred Stock shall have acquired, in one or a series of related transactions, equity securities of the Company representing more than fifty percent 50% of the outstanding voting securities of the Company), the Company, at its option, will have the right to redeem all or a portion of the outstanding Series A Preferred Stock in cash at a price per share of Series A Preferred Stock equal to 100% of the liquidation value.
Preferred stock voting rights																															Holders of Series A Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of one thousand (1,000) votes for every share of Series A Preferred Stock held.						Holders of Series A Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of one thousand (1,000) votes for every share of Series A Preferred Stock held.
Preferred stock, shares issued														7,000,000	7,000,000											7,000,000					7,000,000						7,000,000	7,000,000	7,000,000
Preferred stock, shares outstanding														7,000,000	7,000,000											7,000,000					7,000,000						7,000,000	7,000,000	7,000,000
Series A Preferred Stock [Member] | Officer [Member]
Class of Stock [Line Items]
Number of shares of common stock																															7,000,000						7,000,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized														570,000	570,000	570,000										900,000					570,000						570,000	900,000	900,000		900,000	900,000
Preferred stock, par value														$ 0.00001	$ 0.00001											$ 0.00001					$ 0.00001						$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, redemption term																															Subject to certain conditions set forth in the Series B Certificate of Designation, in the event of a Change of Control (defined in the Series B Certificate of Designation as the time at which as a third party not affiliated with the Company or any holders of the Series B Preferred Stock shall have acquired, in one or a series of related transactions, equity securities of the Company representing more than fifty percent 50% of the outstanding voting securities of the Company), the Company, at its option, will have the right to redeem all or a portion of the outstanding Series B Preferred Stock in cash at a price per share of Series B Preferred Stock equal to 100% of the liquidation value.						Subject to certain conditions set forth in the Series B Certificate of Designation, in the event of a Change of Control (defined in the Series B Certificate of Designation as the time at which as a third party not affiliated with the Company or any holders of the Series B Preferred Stock shall have acquired, in one or a series of related transactions, equity securities of the Company representing more than fifty percent 50% of the outstanding voting securities of the Company), the Company, at its option, will have the right to redeem all or a portion of the outstanding Series B Preferred Stock in cash at a price per share of Series B Preferred Stock equal to 100% of the liquidation value.
Preferred stock voting rights																for Series B Preferred shareholders holding greater than 750 shares of Series B Preferred Stock, for the calendar months of December 2021 and January 2022, Series B Preferred shareholders shall not have the right, whether by election, operation of law, or otherwise, to convert into Common Stock shares of Series B Preferred stock constituting more than 5% of the total number of Series B Preferred shares held by them; and for each of the calendar months from February 2022 to May 2023															Holders of Series B Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of ten thousand (10,000) votes for every share of Series B Preferred Stock held.						Holders of Series B Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of ten thousand (10,000) votes for every share of Series B Preferred Stock held.
Conversion of stock, common stock shares issued																																				10,000	10,000
Number of shares issued																							2,272		493
Number of shares vested																							528
Share based compensation value granted																															$ 4,375						$ 401,900
Conversion of stock, shares converted														22,064	7,939																22,064		4,900
Shares redeemed, value				$ 215
Number of shares redeemed				215
Preferred stock, shares issued														517,795	544,759											0					517,795						544,759	0	0
Preferred stock, shares outstanding														517,795	544,759											0					517,795						544,759	0	0
Preferred stock, conversion, description																																					Series B Preferred shareholder may convert is 3% of the total number of Series B Preferred shares held by them. This action was approved by Series B Shareholder consent.
Series B Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of shares of common stock																																220,640,000
Conversion of stock, shares converted		49,000,000											15,165																			22,064
Series B Preferred Stock [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Class of Stock [Line Items]
Number of shares vested																							1,219
Series B Preferred Stock [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Class of Stock [Line Items]
Number of shares vested																							525
Series B Preferred Stock [Member] | Respective Members [Member]
Class of Stock [Line Items]
Membership interests															43.50%																						43.50%
Series B Preferred Stock [Member] | Cofounder [Member]
Class of Stock [Line Items]
Membership interests															43.50%																						43.50%
Series B Preferred Stock [Member] | Jeffrey Hinshaw [Member]
Class of Stock [Line Items]
Membership interests															14.60%																						14.60%
Series B Preferred Stock [Member] | Michele Rivera [Member]
Class of Stock [Line Items]
Membership interests															14.60%																						14.60%
Series B Preferred Stock [Member] | Karen Garcia [Member]
Class of Stock [Line Items]
Membership interests															14.60%																						14.60%
Series B Preferred Stock [Member] | Respective Members [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized														7,450,000,000	7,450,000,000																7,450,000,000						7,450,000,000
Number of shares of common stock																															552,029						552,029
Reverse stock split																															one-for-four reverse stock split of the common shares						one-for-four reverse stock split
Number of shares issued, value																															$ 39,967						$ 39,967
Series B Preferred Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Conversion of stock, common stock shares issued											7,962
Conversion of stock, shares converted								93,500,000
Number of shares cancelled								9,350
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized															150,000											150,000											150,000	150,000	150,000
Preferred stock, par value																										$ 0.00001												$ 0.00001	$ 0.00001
Preferred stock, shares forfeited																150,000
Preferred stock, redemption term																																					Subject to certain conditions set forth in the Series C Certificate of Designation, in the event of a Change of Control (defined in the Series C Certificate of Designation as the time at which as a third party not affiliated with the Company or any holders of the Series C Preferred Stock shall have acquired, in one or a series of related transactions, equity securities of the Company representing more than fifty percent 50% of the outstanding voting securities of the Company), the Company, at its option, will have the right to redeem all or a portion of the outstanding Series C Preferred Stock in cash at a price per share of Series C Preferred Stock equal to 100% of the liquidation value
Preferred stock voting rights																																					Holders of Series C Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of five thousand (5,000) votes for every share of Series C Preferred Stock held
Conversion of stock, common stock shares issued																																					5,000
Preferred stock, shares issued																										0												0	0
Preferred stock, shares outstanding																										0												0	0
Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued														675,000																	1,120,176						1,318,926
Number of shares cancelled																										25,000,000
Adjustment of shares																								41,156
Value of shares issued																															$ 26,831						$ 676,408
Share based expenses																															$ 4,626,417						$ 6,521,095
Common Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Number of shares issued																															198,750
Common Stock [Member] | Settlement Of Liability [Member]
Class of Stock [Line Items]
Number of shares of common stock																		1,000,000
Common Stock [Member] | Tickeri [Member]
Class of Stock [Line Items]
Number of shares of common stock									9,345,794
Number of shares issued, value									$ 10,000,000
Common Stock [Member] | Chile Country Rights [Member]
Class of Stock [Line Items]
Shares issued for acquisition of Tickeri, shares																						437,500
Proceeds from acquisition																						$ 1,000,000
Common Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Conversion of stock, shares converted											79,625,000
Common Stock [Member] | Consultant [Member]
Class of Stock [Line Items]
Number of shares of common stock																																					18,272,540
Share based expenses																															$ 1,440,464